Voya MI Dynamic Small Cap Fund Average Annual Total Returns			12 Months Ended	33 Months Ended	60 Months Ended	120 Months Ended
		May 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.15%	22.83%
Class A C I R R6 and W Shares [Member] | Class A
Prospectus [Line Items]
Average Annual Return, Percent			1.99%		4.70%	7.30%
Performance Inception Date		Apr. 15, 1994
Class A C I R R6 and W Shares [Member] | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(3.62%)		0.19%	3.82%
Class A C I R R6 and W Shares [Member] | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.75%		1.81%	4.46%
Class A C I R R6 and W Shares [Member] | Class A | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		17.15%		13.15%	14.29%
Class A C I R R6 and W Shares [Member] | Class A | Russell 2000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		12.81%		6.09%	9.62%
Class A C I R R6 and W Shares [Member] | Class C
Prospectus [Line Items]
Average Annual Return, Percent			6.64%		5.19%	7.28%
Performance Inception Date		Jun. 30, 1998
Class A C I R R6 and W Shares [Member] | Class C | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		17.15%		13.15%	14.29%
Class A C I R R6 and W Shares [Member] | Class C | Russell 2000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		12.81%		6.09%	9.62%
Class A C I R R6 and W Shares [Member] | Class I
Prospectus [Line Items]
Average Annual Return, Percent			8.52%		6.28%	8.26%
Performance Inception Date		Jan. 04, 1994
Class A C I R R6 and W Shares [Member] | Class I | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		17.15%		13.15%	14.29%
Class A C I R R6 and W Shares [Member] | Class I | Russell 2000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		12.81%		6.09%	9.62%
Class A C I R R6 and W Shares [Member] | Class R
Prospectus [Line Items]
Average Annual Return, Percent			7.91%		5.69%	7.87%
Performance Inception Date		Oct. 04, 2016
Class A C I R R6 and W Shares [Member] | Class R | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		17.15%		13.15%	14.29%
Class A C I R R6 and W Shares [Member] | Class R | Russell 2000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		12.81%		6.09%	9.62%
Class A C I R R6 and W Shares [Member] | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			8.57%		6.32%	8.33%
Performance Inception Date		May 31, 2013
Class A C I R R6 and W Shares [Member] | Class R6 | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		17.15%		13.15%	14.29%
Class A C I R R6 and W Shares [Member] | Class R6 | Russell 2000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		12.81%		6.09%	9.62%
Class A C I R R6 and W Shares [Member] | Class W
Prospectus [Line Items]
Average Annual Return, Percent			8.46%		6.21%	8.20%
Performance Inception Date		Jun. 12, 2009
Class A C I R R6 and W Shares [Member] | Class W | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		17.15%		13.15%	14.29%
Class A C I R R6 and W Shares [Member] | Class W | Russell 2000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		12.81%		6.09%	9.62%

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	The index returns do not reflect deductions for fees, expenses, or taxes.